COSTS AND EXPENSES (INCOME)	12 Months Ended
Dec. 31, 2017
COSTS AND EXPENSES (INCOME)
COSTS AND EXPENSES (INCOME)

12. COSTS AND EXPENSES (INCOME)

(a)	Property operating costs consist of:

Years ended December 31,	2017	2016

Non-recoverable from tenants:
Property taxes and utilities	$1,035	$747
Legal	324	348
Consulting	379	482
Environmental and appraisals	708	477
Repairs and maintenance	659	465
Ground rents	628	628
Other	653	660

	4,386	3,807

Recoverable from tenants:
Property taxes and utilities	2,644	2,209
Repairs and maintenance	749	531
Property management fees	741	592
Other	780	499

	4,914	3,831

Property operating costs	$9,300	$7,638

(b)	General and administrative expenses consist of:

Years ended December 31,	2017	2016

Salaries and benefits	$12,113	$13,332
Audit, legal and consulting	3,382	4,807
Trustee/director fees and related expenses	1,438	1,673
Unit-based compensation including distributions and revaluations	4,017	2,921
Other public entity costs	1,687	1,564
Office rents	901	905
Other	2,528	2,758

	$26,066	$27,960

(c)	Proxy contest expenses

In connection with the proxy contest that preceded the June 2017 annual general meeting ("AGM"), Granite incurred $5.9 million of expenses in the year ended December 31, 2017. Included in the proxy contest expenses are legal, advisory and proxy solicitation costs incurred directly by Granite and a $2.0 million reimbursement of out-of-pocket fees and expenses incurred by Front Four Capital Group and Sandpiper Group regarding matters relating to the AGM. Sandpiper Group received $0.7 million of the reimbursement. An individual affiliated with Sandpiper Group is a related party of Granite by virtue of becoming a director of Granite GP and a trustee of Granite REIT.

(d)	Interest expense and other financing costs, net consist of:

Years ended December 31,	2017	2016

Interest and amortized issuance costs relating to debentures	$17,416	$14,800
Interest on mortgages payable and construction loans	—	3,057
Amortization of deferred financing costs	219	193
Other interest and accretion charges	2,376	1,946

	20,011	19,996
Capitalized interest	—	(91)
Interest income	(540)	(318)

	$19,471	$19,587

(e)	Fair value losses (gains) on financial instruments consist of:

Years ended December 31,	2017	2016

Foreign exchange forward contracts, net	$823	$(2,394)
Interest rate caps	—	79
Contingent consideration	—	3,465

	$823	$1,150

Contingent consideration was recognized in connection with acquisitions completed in 2013. During 2016, with the properties fully leased and the increases in the fair value of the properties acquired, the contingent consideration obligation was increased by $3.5 million to reflect these changes in the valuation assumptions. Concurrent with the acquisition of the non-controlling interests in November 2016 (note 11), the contingent consideration recognized of $8.8 million (US$ 6.6 million) was paid.